UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust
(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400

San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

Jeff Smith

101 Montgomery Street, Suite 2400

San Francisco, CA 94104
(Name and address of agent for service)

(415) 248-8371

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

FundX Aggressive ETF
XNAV (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FundX Aggressive ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Aggressive ETF	$107	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
FundX Aggressive ETF (XNAV) gained 14.44% for the 12-month period ended September 30, 2025, while its global benchmark, the Morningstar Global Market Large Mid Index, returned 17.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
XNAV delivered solid gains as global markets rallied for much of the year. The AI fervor that fueled US technology and growth stocks in 2024 waned temporarily in early 2025, while US value and foreign stocks surged. US stocks declined in the April tariff tumult, and then staged a powerful recovery, once again led by tech/AI giants.

Top Contributors
↑	US technology and large-cap growth positions held for the full period. Exposure to clean energy, gold, international small-cap value, and financial sector ETFs.

Top Detractors
↓	US dividend and small-cap ETFs, Eurozone ETFs.
PERFORMANCE
We actively repositioned the portfolio as market conditions changed: we reduced US technology and large-cap growth exposure, which weighed on performance relative to the benchmark in the first quarter, and diversified into gold, international, and value ETFs as market conditions deteriorated in March and April. US value positions didn’t keep pace as stocks recovered and were replaced, while gold, international small-cap value, and US growth positions that were held for the full period were among the best performers.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The chart reflects a hypothetical $10,000 investment in the Fund and its benchmark index. The Fund’s performance reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
FundX Aggressive ETF	PAGE 1	TSR-AR-360876882

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Aggressive ETF (at NAV)	14.44	9.82	10.07
Morningstar Global Market Large Mid NR	17.01	13.33	11.77
Visit  https://fundxetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$28,893,021
Number of Holdings	22
Net Advisory Fee	$283,461
Portfolio Turnover	134%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	17.1%
Vanguard Growth ETF	10.8%
Schwab U.S. Large-Cap Growth ETF	9.1%
iShares MSCI EAFE Value ETF	6.0%
iShares Europe ETF	5.9%
iShares International Select Dividend ETF	5.6%
SPDR Gold Trust	5.4%
Invesco S&P 500 Momentum ETF	5.4%
Avantis International Small Cap Value ETF	4.7%
iShares MSCI Germany ETF	4.5%

Industry	(%)
Core Funds	42.8%
Sector Funds	40.0%
Aggressive Funds	16.1%
Cash & Other	1.1%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Mark Dea was removed as Portfolio Manager and Lance Messervy, Steve Cowley and Jeffrey Smith were added as Portfolio Managers.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Aggressive ETF	PAGE 2	TSR-AR-360876882

FundX Conservative ETF
XRLX (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FundX Conservative ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Conservative ETF	$104	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
FundX Conservative ETF (XRLX) gained 8.41% for the 12-month period ended September 30, 2025, while  its benchmark, the 60/40 S&P 500 TR and Bloomberg Aggregate Bond Index, returned 11.67%.
WHAT FACTORS INFLUENCED PERFORMANCE
XRLX delivered solid gains as stocks rallied for much of the year, and bonds rose modestly. US stocks, particularly large-cap growth stocks, and high-yield bonds lagged in early 2025 amid uncertainty around US trade policy, while higher-quality bonds and developed foreign stocks gained. US large-cap growth stocks recovered quickly, while bonds gained momentum in anticipation of the Federal Reserve’s September interest rate cut.

Top Contributors
↑	Equity ETFs, specifically US growth and momentum ETFs that were held all year, intermediate-term corporate bond ETFs.

Top Detractors
↓	Alternative ETFs, US dividend and Europe stock ETFs.
PERFORMANCE
We actively repositioned the portfolio as market conditions changed: we reduced exposure to US large-cap growth, high-yield bond, and alternative ETFs, which weighed on performance in early 2025 as stock markets declined, and diversified into US value and foreign stocks and ultra-short-term bonds and TIPS. XRLX’s bond allocation helped buffer some of the stock market volatility, while its US equity allocation participated in the stock market’s powerful recovery and contributed to gains for the full period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The chart reflects a hypothetical $10,000 investment in the Fund and its benchmark index. The Fund’s performance reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
FundX Conservative ETF	PAGE 1	TSR-AR-360876874

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Conservative ETF (at NAV)	8.41	7.30	7.51
60/40 S&P 500 TR and Bloomberg Aggregate Bond Index	11.67	9.62	9.99
Visit  https://fundxetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$52,012,278
Number of Holdings	22
Net Advisory Fee	$543,017
Portfolio Turnover	84%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.4%
Invesco S&P 500 Momentum ETF	9.2%
Vanguard Growth ETF	8.8%
Invesco S&P 500 Top 50 ETF	7.8%
Vanguard Russell 1000 Growth ETF	7.4%
iShares Core 60/40 Balanced Allocation ETF	6.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	5.6%
iShares Broad USD Investment Grade Corporate Bond ETF	5.1%
Vanguard Short-Term Inflation-Protected Securities ETF	5.0%
First Trust Senior Loan ETF	4.9%

Industry	(%)
Core Funds	51.4%
TiPS	14.2%
Total Return Funds	10.7%
Intermediate Term Bonds	10.6%
Floating Rate	7.4%
High Yield Bonds	4.7%
Cash & Other	1.0%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Mark Dea was removed as Portfolio Manager and Lance Messervy, Steve Cowley and Jeffrey Smith were added as Portfolio Managers.
FundX Conservative ETF	PAGE 2	TSR-AR-360876874

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Conservative ETF	PAGE 3	TSR-AR-360876874

FundX ETF
XCOR (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FundX ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX ETF	$108	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
FundX ETF (XCOR) gained 15.23% for the 12-month period ended September 30, 2025, while  its global benchmark, the Morningstar Global Market Large Mid Index, returned 17.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
XCOR delivered solid gains as global stock markets rallied for much of the year. The AI fervor that had fueled US large-cap stocks in 2024 waned temporarily in early 2025, while US value and foreign stocks surged. Changes in US trade policy rattled markets in March and April, yet US stocks recovered quickly, once again led by tech/AI giants.

Top Contributors
↑	US large-cap growth and momentum ETFs that were held all year.

Top Detractors
↓	US dividend and foreign low volatility ETFs.
PERFORMANCE
We actively repositioned the portfolio as markets changed: we reduced US large-cap growth exposure, which weighed on performance relative to the benchmark in early 2025, and diversified into US value and foreign (EAFE) ETFs as market conditions deteriorated in March and April. US value positions didn’t keep pace as stocks recovered and were replaced, while US growth ETFs that were held for the full period were among the best performers.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The chart reflects a hypothetical $10,000 investment in the Fund and its benchmark index. The Fund’s performance reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
FundX ETF	PAGE 1	TSR-AR-360876809

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX ETF (at NAV)	15.23	10.65	11.18
Morningstar Global Market Large Mid NR	17.01	13.33	11.77
Visit  https://fundxetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$168,546,350
Number of Holdings	11
Net Advisory Fee	$1,657,736
Portfolio Turnover	66%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Vanguard Growth ETF	14.3%
Vanguard Russell 1000 Growth ETF	13.9%
Invesco S&P 500 Top 50 ETF	13.5%
Invesco S&P 500 Momentum ETF	13.0%
iShares MSCI EAFE Value ETF	10.7%
iShares International Select Dividend ETF	9.7%
iShares Core MSCI Europe ETF	9.3%
iShares MSCI EAFE Min Vol Factor ETF	9.0%
iShares Edge MSCI USA Momentum Factor ETF	4.1%
Vanguard Mega Cap Growth ETF	1.6%

Industry	(%)
Core Funds	99.1%
Cash & Other	0.9%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Mark Dea was removed as Portfolio Manager and Lance Messervy, Steve Cowley and Jeffrey Smith were added as Portfolio Managers.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX ETF	PAGE 2	TSR-AR-360876809

FundX Flexible ETF
XFLX (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FundX Flexible ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FundX Flexible ETF	$70	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
FundX Flexible ETF (XFLX) gained 0.24% for the 12-month period ended September 30, 2025, while  its benchmark, the  Bloomberg U.S. Aggregate Bond Index, returned 2.88%.
WHAT FACTORS INFLUENCED PERFORMANCE
Bonds posted modest gains in an environment of heightened uncertainty about the impact of tariffs, signs of a slowing economy, and inflation that remained above the Federal Reserve’s 2% target, all of which contributed to the Federal Reserve’s nine-month pause in interest rate cuts. Higher quality bonds held up better than high-yield bonds as volatility increased in March and April amid the tariff tumult.

Top Contributors
↑	Balanced ETFs, intermediate-term and ultra-short-term bond ETFs.

Top Detractors
↓	Alternative ETFs, such as First Trust Buy Write Income (FTHI) and Global X S&P 500 Covered Call (XYLD), performed poorly during the March to April downturn, as did high yield ETFs.
PERFORMANCE
We actively repositioned the portfolio as market conditions changed: we replaced high-yield bond and alternative ETF exposure, which weighed on performance in the first quarter, and diversified into ultra-short-term bond and TIPS ETFs. Intermediate corporate bond ETFs that were held all year added to returns, along with a balanced 60/40 position that provided some participation in the stock market’s gains.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The chart reflects a hypothetical $10,000 investment in the Fund and its benchmark index. The Fund’s performance reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
FundX Flexible ETF	PAGE 1	TSR-AR-360876866

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
FundX Flexible ETF (at NAV)	0.24	1.58	2.09
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Visit  https://fundxetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$52,134,222
Number of Holdings	13
Net Advisory Fee	$399,585
Portfolio Turnover	133%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
iShares Core 60/40 Balanced Allocation ETF	11.5%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	10.9%
Mount Vernon Liquid Assets Portfolio, LLC	10.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF	10.4%
iShares Broad USD Investment Grade Corporate Bond ETF	10.3%
VanEck Fallen Angel High Yield Bond ETF	10.2%
NYLI Merger Arbitrage ETF	10.0%
First Trust Senior Loan ETF	9.9%
Vanguard Short-Term Inflation-Protected Securities ETF	9.7%
VanEck IG Floating Rate ETF	6.3%

Industry	(%)
TiPS	30.2%
Total Return Funds	21.5%
Intermediate Term Bond Funds	20.7%
Floating Rate	16.2%
High Yield Bond Funds	10.2%
Cash & Other	1.2%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Mark Dea was removed as Portfolio Manager and Lance Messervy, Steve Cowley and Jeffrey Smith were added as Portfolio Managers.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Flexible ETF	PAGE 2	TSR-AR-360876866

FundX Future Fund Opportunities ETF
FFOX (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the FundX Future Fund Opportunities ETF for the period of June 9, 2025, to September 30, 2025. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
FundX Future Fund Opportunities ETF	$32	0.99%
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
FundX Future Fund Opportunities ETF (FFOX) gained 9.28% for the three-month period ending September 30, 2025, while its benchmark, the Russell 2500 Growth Index, returned 11.82%.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund delivered strong gains as small- and mid-cap growth stocks rallied steadily throughout the period given the strong momentum in capex spending in AI and the Federal Reserve’s position of lowering interest rates.

Top Contributors
↑	Technology and healthcare investments.

Top Detractors
↓	consumer-oriented investments.
PERFORMANCE
The Fund’s exposure to quality companies that have strong returns on capital led to lagging performance in the first quarter of the launch.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The chart reflects a hypothetical $10,000 investment in the Fund and its benchmark index. The Fund’s performance reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
FundX Future Fund Opportunities ETF	PAGE 1	TSR-AR-360876841

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception
FundX Future Fund Opportunities ETF (at NAV)	9.28
Russell 2500 Growth Index	11.82
Visit  https://fundxetfs.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$175,425,455
Number of Holdings	153
Net Advisory Fee	$347,053
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.6%
iShares Russell Midcap Growth Index Fund	8.0%
iShares S&P Small-Cap 600 Growth ETF	5.2%
First American Government Obligations Fund	5.1%
iShares Russell 2000 Growth ETF	3.3%
WisdomTree International Quality Dividend Growth Fund	2.3%
iShares Russell Mid-Cap Value ETF	2.2%
iShares Core S&P Small-Cap ETF	2.2%
iShares Russell 2000 Value ETF	1.7%
iShares S&P Mid-Cap 400 Value ETF	1.5%

Industry	(%)
Consumer, Non-cyclical	16.8%
Industrial	12.3%
Consumer, Cyclical	9.5%
Technology	8.9%
Communications	6.4%
Financial	3.7%
Basic Materials	1.6%
Energy	1.2%
Cash & Other	39.6%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Future Fund Opportunities ETF	PAGE 2	TSR-AR-360876841

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its Code of Ethics by mail when they call the registrant at 1-800-455-3863.

Item 3. Audit Committee Financial Expert.

The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Messrs. Jan L. Gullett and Gregg B. Keeling are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$111,650	$93,650
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$15,000	$11,800
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Jan L. Gullett, Gregg B. Keeling and Kimun Lee

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

FundX Investment Trust
FundX Aggressive ETF
FundX Conservative ETF
FundX ETF
FundX Flexible ETF
FundX Future Fund Opportunities ETF
Core Financial Statements
September 30, 2025

FUNDX AGGRESSIVE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
INVESTMENT COMPANIES - 98.9%
Aggressive Funds - 16.1%
Avantis International Small Cap Value ETF	15,202	$1,353,434
Invesco Nasdaq 100 ETF	4,019	993,175
Pacer US Large Cap Cash Cows Growth Leaders ETF	32,280	1,171,764
SPDR EURO STOXX 50 ETF	18,222	1,131,951
		4,650,324
Core Funds - 42.8%
Invesco S&P 500 Momentum ETF	12,806	1,550,294
iShares Europe ETF	25,900	1,695,932
iShares International Select Dividend ETF	44,584	1,629,545
iShares MSCI EAFE Value ETF	25,750	1,746,623
Schwab U.S. Large-Cap Growth ETF	82,018	2,617,194
Vanguard Growth ETF	6,513	3,123,700
		12,363,288
Sector Funds - 40.0%
ARK Fintech Innovation ETF(a)(b)	17,521	995,193
ARK Next Generation Internet ETF(a)(b)	6,830	1,192,586
iShares Global Clean Energy ETF	66,686	1,032,299
iShares MSCI Germany ETF(b)	31,240	1,299,897
iShares MSCI Mexico ETF(b)	16,174	1,103,229
iShares MSCI South Africa ETF	18,214	1,167,517
iShares MSCI South Korea ETF	13,282	1,063,888
SPDR Gold Trust(a)	4,372	1,554,115
SPDR S&P Semiconductor ETF(b)	3,402	1,085,646
VanEck Semiconductor ETF(a)	3,231	1,054,469
		11,548,839
TOTAL INVESTMENT COMPANIES (Cost $22,422,293)		28,562,451
SHORT-TERM INVESTMENTS
Investments Purchased with Proceeds from Securities Lending - 17.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(c)	4,950,994	4,950,994
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,950,994)		4,950,994

	Shares	Value
MONEY MARKET FUNDS - 1.2%
First American Government Obligations Fund - Class X, 4.05%(c)	346,289	$346,289
TOTAL MONEY MARKET FUNDS (Cost $346,289)		346,289
TOTAL INVESTMENTS - 117.2% (Cost $27,719,576)		$33,859,734
Liabilities in Excess of Other Assets - (17.2)%		(4,966,713)
TOTAL NET ASSETS - 100.0%		$28,893,021

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $4,864,372.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

FUNDX CONSERVATIVE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Core Funds - 51.4%
Invesco S&P 500 Momentum ETF	39,343	$4,762,863
Invesco S&P 500 Top 50 ETF	70,620	4,062,062
iShares Core MSCI Europe ETF	34,814	2,371,530
iShares International Select Dividend ETF	61,394	2,243,951
iShares MSCI EAFE Min Vol Factor ETF	23,611	2,002,921
iShares MSCI EAFE Value ETF	32,259	2,188,128
iShares Russell Top 200 Growth ETF	2,520	689,598
Vanguard Growth ETF(a)	9,513	4,562,530
Vanguard Russell 1000 Growth ETF	31,948	3,849,734
		26,733,317
Floating Rate - 7.4%
First Trust Senior Loan ETF	56,023	2,568,094
VanEck IG Floating Rate ETF	49,914	1,276,301
		3,844,395
High Yield Bonds - 4.7%
VanEck Fallen Angel High Yield Bond ETF	81,108	2,411,341
Intermediate Term Bonds - 10.6%
iShares 5-10 Year Investment Grade Corporate Bond ETF(a)	53,394	2,888,081
iShares Broad USD Investment Grade Corporate Bond ETF	50,625	2,643,638
		5,531,719
TiPS - 14.2%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	41,114	1,000,304
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	24,559	1,330,560
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	45,384	2,438,496
Vanguard Short-Term Inflation-Protected Securities ETF	51,691	2,617,115
		7,386,475
Total Return Funds - 10.7%
iShares Core 60/40 Balanced Allocation ETF	49,461	3,184,299
NYLI Merger Arbitrage ETF(b)	66,624	2,391,802
		5,576,101
TOTAL INVESTMENT COMPANIES (Cost $43,311,948)		51,483,348
SHORT-TERM INVESTMENTS
Investments Purchased with Proceeds from Securities Lending - 13.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(c)	6,968,840	6,968,840
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,968,840)		6,968,840

	Shares	Value
MONEY MARKET FUNDS - 1.1%
First American Government Obligations Fund - Class X, 4.05%(c)	564,279	$564,279
TOTAL MONEY MARKET FUNDS (Cost $564,279)		564,279
TOTAL INVESTMENTS - 113.5% (Cost $50,845,067)		$59,016,467
Liabilities in Excess of Other Assets - (13.5)%		(7,004,189)
TOTAL NET ASSETS - 100.0%		$52,012,278

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $6,839,960.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

FUNDX ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
INVESTMENT COMPANIES - 99.1%
Core Funds - 99.1%
Invesco S&P 500 Momentum ETF	180,521	$21,853,872
Invesco S&P 500r Top 50 ETF	394,900	22,714,648
iShares Core MSCI Europe ETF	229,998	15,667,464
iShares Edge MSCI USA Momentum Factor ETF	26,950	6,911,327
iShares International Select Dividend ETF	446,832	16,331,710
iShares MSCI EAFE Min Vol Factor ETF	179,639	15,238,776
iShares MSCI EAFE Value ETF	265,483	18,007,712
Vanguard Growth ETF	50,253	24,101,841
Vanguard Mega Cap Growth ETF	6,710	2,700,238
Vanguard Russell 1000 Growth ETF	193,830	23,356,515
		166,884,103
TOTAL INVESTMENT COMPANIES (Cost $125,095,095)		166,884,103
SHORT-TERM INVESTMENTS
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.05%(a)	1,763,759	1,763,759
TOTAL MONEY MARKET FUNDS (Cost $1,763,759)		1,763,759
TOTAL INVESTMENTS - 100.1% (Cost $126,858,854)		$168,647,862
Liabilities in Excess of Other Assets - (0.1)%		(101,512)
TOTAL NET ASSETS - 100.0%		$168,546,350

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

FundX Flexible ETF
Schedule of Investments
September 30, 2025

	Shares	Value
INVESTMENT COMPANIES - 98.8%
Floating Rate - 16.2%
First Trust Senior Loan ETF	112,190	$5,142,790
VanEck IG Floating Rate ETF	129,334	3,307,070
		8,449,860
High Yield Bond Funds - 10.2%
VanEck Fallen Angel High Yield Bond ETF	178,251	5,299,402
Intermediate Term Bond Funds - 20.7%
iShares 5-10 Year Investment Grade Corporate Bond ETF(a)	100,445	5,433,070
iShares Broad USD Investment Grade Corporate Bond ETF	102,614	5,358,503
		10,791,573
TiPS - 30.2%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	103,153	2,509,712
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	46,260	2,506,279
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	106,000	5,695,412
Vanguard Short-Term Inflation-Protected Securities ETF	100,012	5,063,608
		15,775,011
Total Return Funds - 21.5%
iShares Core 60/40 Balanced Allocation ETF	92,813	5,975,301
NYLI Merger Arbitrage ETF(b)	145,828	5,235,225
		11,210,526
TOTAL INVESTMENT COMPANIES (Cost $50,001,282)		51,526,372
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(c)	5,494,060	5,494,060
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,494,060)		5,494,060

	Shares	Value
MONEY MARKET FUNDS - 1.2%
First American Government Obligations Fund - Class X, 4.05%(c)	635,547	$635,547
TOTAL MONEY MARKET FUNDS (Cost $635,547)		635,547
TOTAL INVESTMENTS - 110.6% (Cost $56,130,889)		$57,655,979
Liabilities in Excess of Other Assets - (10.6)%		(5,521,757)
TOTAL NET ASSETS - 100.0%		$52,134,222

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $5,378,710.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

FundX Future Fund Opportunities ETF
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 60.4%
Basic Materials - 1.6%
Carpenter Technology Corp.	5,756	$1,413,328
Sensient Technologies Corp.	15,617	1,465,656
		2,878,984
Communications - 6.4%
Chewy, Inc. - Class A(a)	26,996	1,091,988
Ciena Corp.(a)	7,287	1,061,497
Credo Technology Group Holding Ltd.(a)	6,282	914,722
GDS Holdings Ltd. - ADR(a)(b)	41,768	1,616,422
InterDigital, Inc.	5,691	1,964,704
Millicom International Cellular SA	44,278	2,149,254
Pinterest, Inc. - Class A(a)	31,352	1,008,594
Q2 Holdings, Inc.(a)	18,881	1,366,796
		11,173,977
Consumer, Cyclical - 9.5%
BJ’s Wholesale Club Holdings, Inc.(a)	10,431	972,691
Cheesecake Factory, Inc.(b)	26,050	1,423,372
DraftKings, Inc. - Class A(a)	45,249	1,692,313
FirstCash Holdings, Inc.	10,414	1,649,786
Ollie’s Bargain Outlet Holdings, Inc.(a)	10,301	1,322,648
Planet Fitness, Inc. - Class A(a)	16,687	1,732,110
RH(a)	5,581	1,133,836
Shake Shack, Inc. - Class A(a)	10,383	971,953
Super Group SGHC Ltd.	104,542	1,379,954
Wingstop, Inc.	3,428	862,759
Wynn Resorts Ltd.	15,722	2,016,661
YETI Holdings, Inc.(a)	45,251	1,501,428
		16,659,511
Consumer, Non-cyclical - 16.8%
ADMA Biologics, Inc.(a)	64,120	939,999
BellRing Brands, Inc.(a)	16,042	583,127
Bright Horizons Family Solutions, Inc.(a)	12,648	1,373,193
Catalyst Pharmaceuticals, Inc.(a)	46,540	916,838
Celsius Holdings, Inc.(a)	24,621	1,415,461
Convatec Group PLC - ADR	70,729	889,488
elf Beauty, Inc.(a)	10,214	1,353,151
Globus Medical, Inc. - Class A(a)	29,023	1,662,147
Guardant Health, Inc.(a)	31,286	1,954,749
Halozyme Therapeutics, Inc.(a)	31,483	2,308,963
HealthEquity, Inc.(a)	15,023	1,423,730
Ionis Pharmaceuticals, Inc.(a)	36,156	2,365,326
iRhythm Technologies, Inc.(a)	10,399	1,788,524
Natera, Inc.(a)	9,560	1,538,873
Penumbra, Inc.(a)	6,204	1,571,597
RadNet, Inc.(a)	21,354	1,627,388
Remitly Global, Inc.(a)	53,276	868,399
RxSight, Inc.(a)	74,406	668,910
Sprouts Farmers Market, Inc.(a)	10,516	1,144,141
Stride, Inc.(a)	10,526	1,567,743
Verra Mobility Corp.(a)	63,073	1,557,903
		29,519,650

	Shares	Value
Energy - 1.2%
TechnipFMC PLC	51,528	$2,032,780
Financial - 3.7%
Goosehead Insurance, Inc. - Class A	14,184	1,055,573
Palomar Holdings, Inc.(a)	8,518	994,477
Piper Sandler Cos.	4,150	1,440,009
StoneX Group, Inc.(a)	12,460	1,257,463
Wintrust Financial Corp.	13,742	1,819,990
		6,567,512
Industrial - 12.3%
Advanced Drainage Systems, Inc.	15,008	2,081,610
AeroVironment, Inc.(a)	6,646	2,092,759
BWX Technologies, Inc.	9,815	1,809,591
Casella Waste Systems, Inc. - Class A(a)	10,509	997,094
Coherent Corp.(a)	18,800	2,025,136
Embraer SA - ADR	22,402	1,354,201
ESCO Technologies, Inc.	5,265	1,111,494
Knife River Corp.(a)	16,148	1,241,297
Mercury Systems, Inc.(a)	20,387	1,577,954
Oshkosh Corp.	10,477	1,358,867
Sterling Infrastructure, Inc.(a)	5,037	1,710,968
Tetra Tech, Inc.	42,224	1,409,437
Watts Water Technologies, Inc. - Class A	5,343	1,492,193
Zurn Elkay Water Solutions Corp.	26,574	1,249,775
		21,512,376
Technology - 8.9%
Bentley Systems, Inc. - Class B	26,190	1,348,261
Cirrus Logic, Inc.(a)	11,524	1,443,842
Clearwater Analytics Holdings, Inc. - Class A(a)	53,649	966,755
CyberArk Software Ltd.(a)	2,087	1,008,334
Dynatrace, Inc.(a)	29,371	1,423,025
Gitlab, Inc. - Class A(a)	34,475	1,554,133
Global-e Online Ltd.(a)	32,007	1,144,570
Lumentum Holdings, Inc.(a)	7,176	1,167,607
Nutanix, Inc. - Class A(a)	14,715	1,094,649
ON Semiconductor Corp.(a)	27,757	1,368,698
PAR Technology Corp.(a)	21,392	846,695
Pure Storage, Inc. - Class A(a)	14,750	1,236,197
Silicon Laboratories, Inc.(a)	8,298	1,088,117
		15,690,883
TOTAL COMMON STOCKS (Cost $98,937,168)		106,035,673
INVESTMENT COMPANIES - 34.6%
Communication Services Select Sector SPDR Fund	298	35,274
Consumer Discretionary Select Sector SPDR Trust	69	16,535
Dimensional US Core Equity 2 ETF	500	19,285
First Trust Dow Jones Select Microcap Index Fund	1,400	106,050

The accompanying notes are an integral part of these financial statements.

5

FundX Future Fund Opportunities ETF
Schedule of Investments
September 30, 2025(Continued)

	Shares	Value
INVESTMENT COMPANIES - (Continued)
Global X US Infrastructure Development ETF	874	$41,629
Health Care Select Sector SPDR Fund(b)	36	5,010
Invesco Aerospace & Defense ETF	16	2,487
Invesco Next Gen Media and Gaming ETF	250	16,088
Invesco QQQ Trust Series 1	1,441	865,133
Invesco RAFI US 1500 Small-Mid ETF	1,350	61,317
Invesco S&P 500 Low Volatility ETF	236	17,341
Invesco S&P SmallCap 600 Pure Value ETF	228	26,913
Invesco Semiconductors ETF	510	35,865
iShares Core MSCI Emerging Markets ETF	144	9,492
iShares Core S&P 500 ETF	344	230,239
iShares Core S&P Mid-Cap ETF	8,799	574,223
iShares Core S&P Small-Cap ETF	31,894	3,789,964
iShares Core S&P Total U.S. Stock Market ETF	123	17,915
iShares Dow Jones Select Dividend Index Fund	80	11,368
iShares Micro-Cap ETF	2,377	354,387
iShares MSCI EAFE ETF	2,151	200,839
iShares MSCI EAFE Growth ETF	4,128	470,097
iShares MSCI EAFE Small-Cap ETF	27,273	2,092,385
iShares Russell 1000 Growth ETF	1,102	516,188
iShares Russell 1000 Value ETF	84	17,102
iShares Russell 2000 Growth ETF(b)	18,311	5,860,252
iShares Russell 2000 Value ETF(b)	14,605	3,015,623
iShares Russell 3000 ETF	10	3,789
iShares Russell Mid-Cap ETF	3,286	317,263
iShares Russell Midcap Growth Index Fund(b)	99,049	14,105,568
iShares Russell Mid-Cap Value ETF	27,975	3,907,268
iShares S&P 500 Value ETF	80	16,521
iShares S&P Mid-Cap 400 Growth ETF	15,914	1,525,993
iShares S&P Mid-Cap 400 Value ETF	19,662	2,550,555
iShares S&P Small-Cap 600 Growth ETF	64,211	9,085,857
iShares S&P Small-Cap 600 Value ETF	8,787	971,754
iShares U.S. Aerospace & Defense ETF	55	11,509
iShares U.S. Home Construction ETF	1,479	158,623
iShares U.S. Pharmaceuticals ETF	135	9,796
iShares U.S. Tech Breakthrough Multisector ETF	136	8,209
One Global ETF(a)	130	3,882
Schwab International Equity ETF	1,489	34,664
Schwab International Small-Cap Equity ETF	20,633	939,008
Schwab U.S. Large-Cap Growth ETF	8,813	281,223

	Shares	Value
Schwab U.S. Large-Cap Value ETF	119	$3,464
Schwab U.S. Mid-Cap ETF	5,905	175,024
Schwab US Small-Cap ETF	6,290	175,491
SPDR Gold Trust(a)	85	30,215
SPDR Portfolio Developed World ex-US ETF	1,200	51,348
SPDR Portfolio S&P 500 Growth ETF	2,810	293,673
SPDR Portfolio S&P 500 Value ETF	365	20,195
SPDR S&P 400 Mid Cap Value ETF	800	66,728
SPDR S&P 400 Mid CapGrowth ETF	1,161	106,301
SPDR S&P 500 ETF Trust	572	381,055
SPDR S&P 600 Small Cap Growth ETF(b)	3,432	323,672
SPDR S&P 600 Small CapValue ETF	946	83,863
SPDR S&P Aerospace & Defense ETF	217	50,986
SPDR S&P International Small Cap ETF	1,545	62,078
SPDR S&P MidCap 400 ETF Trust	961	572,785
Technology Select Sector SPDR Trust	220	62,009
VanEck Morningstar Wide Moat ETF	291	28,841
Vanguard Energy ETF	68	8,558
Vanguard ESG US Stock ETF	56	6,633
Vanguard Growth ETF	900	431,649
Vanguard Information Technology ETF	12	8,960
Vanguard Large-Cap ETF	43	13,238
Vanguard Mid-Cap ETF	189	55,517
Vanguard Small-Cap ETF	241	61,282
Vanguard Total Stock Market ETF	725	237,923
Vanguard Value ETF(b)	27	5,035
WisdomTree International Quality Dividend Growth Fund	101,507	4,048,100
WisdomTree International SmallCap Dividend Fund	700	55,657
WisdomTree U.S. Quality Dividend Growth Fund	8,891	790,943
WisdomTree US SmallCap Fund	1,078	60,228
TOTAL INVESTMENT COMPANIES (Cost $33,377,746)		60,611,934
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.27%(c)	23,840,879	23,840,879
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $23,840,879)		23,840,879

The accompanying notes are an integral part of these financial statements.

6

FundX Future Fund Opportunities ETF
Schedule of Investments
September 30, 2025(Continued)

	Shares	Value
MONEY MARKET FUNDS - 5.1%
First American Government Obligations Fund - Class X, 4.05%(c)	8,932,469	$8,932,469
TOTAL MONEY MARKET FUNDS (Cost $8,932,469)		8,932,469
TOTAL INVESTMENTS - 113.7% (Cost $165,088,262)		199,420,955
Liabilities in Excess of Other Assets - (13.7)%		(23,995,500)
TOTAL NET ASSETS - 100.0%		$175,425,455

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $23,226,330.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

FUNDX INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	FundX Aggressive ETF	FundX Conservative ETF	FundX ETF	FundX Flexible ETF	FundX Future Fund Opportunities ETF
ASSETS:
Investments, at value	$33,859,734	$59,016,467	$168,647,862	$57,655,979	$199,420,955
Dividends receivable	4,387	6,544	33,156	1,954	34,124
Security lending income receivable	2,766	1,092	3,579	275	8,096
Prepaid expenses and other assets	231	—	319	—	8
Total assets	33,867,118	59,024,103	168,684,916	57,658,208	199,463,183
LIABILITIES:
Payable upon return of securities loaned	4,950,994	6,968,840	—	5,494,060	23,840,879
Payable to adviser	23,103	42,985	138,566	29,926	114,040
Audit Fees	—	—	—	—	25,000
Directors Fees	—	—	—	—	13,900
Legal Fees	—	—	—	—	14,365
Payable for expenses and other liabilities	—	—	—	—	29,544
Total liabilities	4,974,097	7,011,825	138,566	5,523,986	24,037,728
NET ASSETS	$ 28,893,021	$52,012,278	$168,546,350	$52,134,222	$175,425,455
Net Assets Consists of:
Paid-in capital	$24,967,599	$48,152,067	$143,356,980	$62,690,484	$138,707,341
Total distributable earnings/(accumulated losses)	3,925,422	3,860,211	25,189,370	(10,556,262)	36,718,114
Total net assets	$ 28,893,021	$52,012,278	$168,546,350	$52,134,222	$175,425,455
Net assets	$28,893,021	$52,012,278	$168,546,350	$52,134,222	$175,425,455
Shares issued and outstanding(a)	368,977	1,120,823	2,152,140	2,134,059	6,385,000
Net asset value per share	$78.31	$46.41	$78.32	$24.43	$27.47
Cost:
Investments, at cost	$27,719,576	$50,845,067	$126,858,854	$56,130,889	$165,088,262
Loaned Securities:
at value (included in investments)	$4,864,372	$6,839,960	$—	$5,378,710	$23,226,330

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

8

FUNDX INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2025

	FundX Aggressive ETF	FundX Conservative ETF	FundX ETF	FundX Flexible ETF	FundX Future Fund Opportunities ETF(a)
INVESTMENT INCOME:
Dividend income	$437,813	$1,825,877	$2,386,464	$3,405,594	$458,989
Less: Dividend withholding taxes	—	—	—	—	(3,586)
Securities lending income	4,913	2,757	11,385	721	14,272
Total investment income	442,726	1,828,634	2,397,849	3,406,315	469,675
EXPENSES:
Investment advisory fee	283,461	543,017	1,657,736	399,585	356,193
Fund administration and accounting fees	—	—	—	—	14,130
Transfer agent fees	—	—	—	—	6,056
Custodian fees	—	—	—	—	4,479
Legal fees	—	—	—	—	14,365
Audit fees	—	—	—	—	25,000
Reports to shareholders	—	—	—	—	3,421
Trustees’ fees	—	—	—	—	13,900
Federal and state registration fees	—	—	—	—	5,103
Other expenses and fees	—	—	—	—	6,904
Total expenses	283,461	543,017	1,657,736	399,585	449,551
Expense reimbursement by Adviser	—	—	—	—	(9,140)
Net expenses	283,461	543,017	1,657,736	399,585	440,411
Net investment income	159,265	1,285,617	740,113	3,006,730	29,264
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,195,970	338,676	1,111,423	(2,184,586)	2,356,157
In-kind redemptions	2,877,001	4,614,818	22,283,246	190,178	—
Net realized gain (loss)	4,072,971	4,953,494	23,394,669	(1,994,408)	2,356,157
Net change in unrealized appreciation (depreciation) on:
Investments	(532,519)	(2,024,457)	(1,289,747)	(1,138,697)	11,517,845(b)
Net change in unrealized appreciation (depreciation)	(532,519)	(2,024,457)	(1,289,747)	(1,138,697)	11,517,845
Net realized and unrealized gain (loss)	3,540,452	2,929,037	22,104,922	(3,133,105)	13,874,002
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,699,717	$4,214,654	$22,845,035	$(126,375)	$13,903,266

(a)	Inception date of the Fund was June 9, 2025.
(b)
Change in unrealized appreciation (depreciation) does not include net unrealized appreciation (depreciation) of $22,814,848 in connection with securities received in connection with the 351 exchange, See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

9

FUNDX INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	FundX Aggressive ETF		FundX Conservative ETF
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$159,265	$(28,885)	$1,285,617	$1,071,442
Net realized gain (loss)	4,072,971	1,468,514	4,953,494	1,465,514
Net change in unrealized appreciation (depreciation)	(532,519)	5,684,656	(2,024,457)	9,968,948
Net increase (decrease) in net assets from operations	3,699,717	7,124,285	4,214,654	12,505,904
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(25,541)	(283,737)	(928,977)	(921,701)
Total distributions to shareholders	(25,541)	(283,737)	(928,977)	(921,701)
CAPITAL TRANSACTIONS:
Shares sold	6,157,916	5,173,630	10,819,598	200
Shares redeemed	(10,317,892)	(5,855,246)	(19,132,559)	(12,170,860)
Net increase (decrease) in net assets from capital transactions	(4,159,976)	(681,616)	(8,312,961)	(12,170,660)
Net increase (decrease) in net assets	(485,800)	6,158,932	(5,027,284)	(586,457)
NET ASSETS:
Beginning of the year	29,378,821	23,219,889	57,039,562	57,626,019
End of the year	$28,893,021	$29,378,821	$52,012,278	$57,039,562
SHARES TRANSACTIONS
Shares sold	90,000	80,000	260,000	6
Shares redeemed	(150,000)	(100,000)	(450,000)	(312,799)
Total increase (decrease) in shares outstanding	(60,000)	(20,000)	(190,000)	(312,793)

The accompanying notes are an integral part of these financial statements.

10

FUNDX INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	FundX ETF		FundX Flexible ETF
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$740,113	$(341,680)	$3,006,730	$2,721,285
Net realized gain (loss)	23,394,669	11,610,056	(1,994,408)	(541,717)
Net change in unrealized appreciation (depreciation)	(1,289,747)	37,504,332	(1,138,697)	3,678,917
Net increase (decrease) in net assets from operations	22,845,035	48,772,708	(126,375)	5,858,485
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,344,839)	(2,686,733)	(2,315,737)
Total distributions to shareholders	—	(1,344,839)	(2,686,733)	(2,315,737)
CAPITAL TRANSACTIONS:
Shares sold	47,675,706	27,679,162	4,636,476	7,461,462
Shares redeemed	(69,310,093)	(42,591,661)	(13,493,311)	(6,115,726)
Net increase (decrease) in net assets from capital transactions	(21,634,387)	(14,912,499)	(8,856,835)	1,345,736
Net increase (decrease) in net assets	1,210,648	32,515,370	(11,669,943)	4,888,483
NET ASSETS:
Beginning of the year	167,335,702	134,820,332	63,804,165	58,915,682
End of the year	$ 168,546,350	$167,335,702	$52,134,222	$63,804,165
SHARES TRANSACTIONS
Shares sold	730,000	440,000	190,000	310,008
Shares redeemed	(1,040,000)	(710,000)	(560,000)	(252,944)
Total increase (decrease) in shares outstanding	(310,000)	(270,000)	(370,000)	57,064

The accompanying notes are an integral part of these financial statements.

11

FUNDX INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

FundX Future Fund Opportunities ETF
Period Ended September 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$29,264
Net realized gain (loss)	2,356,157
Net change in unrealized appreciation (depreciation)	11,517,845
Net increase (decrease) in net assets from operations	13,903,266
CAPITAL TRANSACTIONS:
Shares sold	105,329,595
Shares issued in connection with the 351 exchange	56,192,594
Net increase (decrease) in net assets from capital transactions	161,522,189
Net increase (decrease) in net assets	175,425,455
NET ASSETS:
Beginning of the period	—
End of the period	$ 175,425,455
SHARES TRANSACTIONS
Shares sold	4,150,000
Shares issued in connection with in-kind contribution	2,235,000
Total increase (decrease) in shares outstanding	6,385,000

(a)	Inception date of the Fund was June 9, 2025.
The accompanying notes are an integral part of these financial statements.

12

FUNDX AGGRESSIVE ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$68.49	$51.72	$45.65	$75.45	$68.77
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(f)	0.40	(0.07)	0.16	0.42	(0.26)
Net realized and unrealized gain (loss) on investments(b)	9.48	17.53	6.64	(9.45)	7.99
Total from investment operations	9.88	17.46	6.80	(9.03)	7.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.69)	(0.73)	—	—
Net realized gains	—	—	—	(20.77)	(1.05)
Total distributions	(0.06)	(0.69)	(0.73)	(20.77)	(1.05)
Net asset value, end of year	$78.31	$68.49	$51.72	$45.65	$75.45
Total return	14.44%	34.03%	14.95%	−18.55%	11.22%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$28,893	$29,379	$23,220	$24,719	$36,523
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	N/A(g)	N/A(g)	1.06%	1.48%	1.40%
After expense reimbursement/recoupment	1.00%	1.00%	1.01%(h)	1.35%(h)	1.35%(h)
Ratio of interest and credit expenses to average net assets	—%	—%	—%	0.00%(d)	0.00%(d)
Ratio of operational expenses to average net assets excluding interest and credit expenses	1.00%	1.00%	1.01%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	0.56%	(0.11)%	1.12%(i)	0.68%(i)	(0.35)%(i)
Portfolio turnover rate(e)	134%	74%	184%	223%	184%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the expenses of the underlying funds in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests. The ratio does not include net investment income of the investment companies in which the fund invests.

(g)	The Fund reorganized into an unitary fee ETF on October 14, 2022 whereas no fees are waived and no expenses are absorbed. See Note 3 of the Notes to the Financial Statements.
(h)
Including credits and expenses paid indirectly, the ratio of expenses to average net assets would have been 1.01%, 1.33%, and 1.34% for the years ended September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

(i)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.12%, 0.71%, and (0.33)% for the years ended September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

The accompanying notes are an integral part of these financial statements.

13

FUNDX CONSERVATIVE ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$43.51	$35.49	$35.02	$47.79	$41.43
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(f)	1.04	0.75	0.97	0.33	(0.06)
Net realized and unrealized gain (loss) on investments(b)	2.59	7.91	0.42	(5.09)	6.60
Total from investment operations	3.63	8.66	1.39	(4.76)	6.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)	(0.64)	(0.92)	(0.68)	(0.18)
Net realized gains	—	—	—	(7.33)	—
Total distributions	(0.73)	(0.64)	(0.92)	(8.01)	(0.18)
Net asset value, end of year	$46.41	$43.51	$35.49	$35.02	$47.79
Total return	8.41%	24.66%	3.98%	−12.60%	15.83%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$52,012	$57,040	$57,626	$67,820	$89,627
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	N/A(g)	1.04%	1.49%	1.35%	1.31%
After expense reimbursement/recoupment	1.00%	1.01%(h)	1.35%(h)	1.35%(h)	1.31%(h)
Ratio of interest and credit expenses to average net assets	—%	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)
Ratio of operational expenses to average net assets excluding interest and credit expenses	1.00%	1.01%	1.35%	1.35%	1.31%
Ratio of net investment income (loss) to average net assets	2.37%	1.88%(i)	2.67%(i)	0.76%(i)	(0.16)%(i)
Portfolio turnover rate(e)	84%	84%	219%	144%	84%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the expenses of the underlying funds in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests. The ratio does not include net investment income of the investment companies in which the fund invests.

(g)	The Fund reorganized into an unitary fee ETF on October 6, 2023 whereas no fees are waived and no expenses are absorbed. See Note 3 of the Notes to the Financial Statements.
(h)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.00%, 1.32%, 1.30%, and 1.28% for the years ended September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

(i)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 1.89%, 2.70%, 0.81%, and (0.13)%, for the years ended September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

The accompanying notes are an integral part of these financial statements.

14

FUNDX ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$67.96	$49.35	$45.31	$79.01	$66.33
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(f)	0.32	(0.13)	0.46	0.28	(0.58)
Net realized and unrealized gain (loss) on investments(b)	10.04	19.27	4.81	(12.35)	13.57
Total from investment operations	10.36	19.14	5.27	(12.07)	12.99
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.53)	(1.23)	—	—
Net realized gains	—	—	—	(21.63)	(0.31)
Total distributions	—	(0.53)	(1.23)	(21.63)	(0.31)
Net asset value, end of year	$78.32	$67.96	$49.35	$45.31	$79.01
Total return	15.23%	39.03%	11.62%	−22.46%	19.61%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$168,546	$167,336	$134,820	$140,362	$232,170
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	N/A(g)	N/A(g)	1.02%	1.30%	1.26%
After expense reimbursement/recoupment	1.00%	1.00%	1.01%(h)	1.30%(h)	1.26%(h)
Ratio of interest and credit expenses to average net assets	—%	—%	0.00%(d)	0.00%(d)	0.00%(d)
Ratio of operational expenses to average net assets excluding interest and credit expenses	1.00%	1.00%	1.01%	1.30%	1.26%
Ratio of net investment income (loss) to average net assets	0.45%	(0.23)%	0.93%(i)	0.44%(i)	(0.77)%(i)
Portfolio turnover rate(e)	66%	34%	184%	185%	104%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the expenses of the underlying funds in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests. The ratio does not include net investment income of the investment companies in which the fund invests.

(g)	The Fund reorganized into an unitary fee ETF on October 14, 2022 whereas no fees are waived and no expenses are absorbed. See Note 3 of the Notes to the Financial Statements.
(h)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.01%, 1.27%, and 1.24%, for the years ended September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

(i)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.93%, 0.47%, (0.76)% and (0.47)% for the years ended September 30, 2023, September 30, 2022, September 30,2021 and September 30, 2020, respectively. (Note 3)

The accompanying notes are an integral part of these financial statements.

15

FUNDX FLEXIBLE ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$25.48	$24.08	$24.93	$28.60	$26.92
INVESTMENT OPERATIONS:
Net investment income(a)(f)	1.28	1.10	0.71	0.68	0.60
Net realized and unrealized gain (loss) on investments(b)	(1.24)	1.28	(0.41)	(3.71)	1.70
Total from investment operations	0.04	2.38	0.30	(3.03)	2.30
LESS DISTRIBUTIONS FROM:
Net investment income	(1.09)	(0.98)	(1.15)	(0.64)	(0.62)
Total distributions	(1.09)	(0.98)	(1.15)	(0.64)	(0.62)
Net asset value, end of year	$24.43	$25.48	$24.08	$24.93	$28.60
Total return	0.24%	10.10%	1.18%	−10.85%	8.63%
SUPPLEMENTAL DATA AND RATIOS:(c)
Net assets, end of year (in thousands)	$52,134	$63,804	$58,916	$67,383	$90,128
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	N/A(g)	0.74%	1.18%	1.03%	1.00%
After expense reimbursement/recoupment	0.70%	0.70%(h)	0.99%(h)	0.99%(h)	0.99%(h)
Ratio of interest and credit expenses to average net assets	—%	0.00%(d)	0.00%(d)	0.00%(d)	0.00%(d)
Ratio of operational expenses to average net assets excluding interest and credit expenses	0.70%	0.70%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	5.27%	4.50%(i)	2.88%(i)	2.41%(i)	2.11%(i)
Portfolio turnover rate(e)	133%	164%	209%	158%	73%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Ratios do not include the expenses of the underlying funds in which the Fund invests.
(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests. The ratio does not include net investment income of the investment companies in which the fund invests.

(g)	The Fund reorganized into an unitary fee ETF on October 6, 2023 whereas no fees are waived and no expenses are absorbed. See Note 3 of the Notes to the Financial Statements.
(h)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.70%, 0.96%, 0.91%, and 0.96%, for the years ended September 30, 2024, September 30, 2023, September 30, 2022, September 30, 2021, respectively.

(i)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 4.51%, 2.91%, 2.49%, and 2.13%, for the years ended September 30, 2024, September 30, 2023, September 30, 2022, and September 30, 2021, respectively.

The accompanying notes are an integral part of these financial statements.

16

FUNDX FUTURE FUND OPPORTUNITIES ETF
FINANCIAL HIGHLIGHTS

Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.14
INVESTMENT OPERATIONS:
Net investment income(b)(h)	0.01
Net realized and unrealized gain (loss) on investments(c)	2.32
Total from investment operations	2.33
Net asset value, end of period	$27.47
Total return(d)	9.28%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$175,425
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.01%
After expense reimbursement/recoupment(f)	0.99%
Ratio of net investment income (loss) to average net assets(f)	0.07%
Portfolio turnover rate(d)(g)	2%

(a)	Inception date of the Fund was June 9, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests. The ratio does not include net investment income of the investment companies in which the fund invests.

The accompanying notes are an integral part of these financial statements.

17

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025
NOTE 1 – ORGANIZATION
FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF, (each, a “Fund”, and collectively, the “Funds”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were advised by the FundX Investment Group, LLC (the “Former Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014. The Future Fund LLC (the “Sub-Advisor”) serves as investment Sub-Advisor for the FundX Future Fund Opportunities ETF.
The FundX ETF commenced operations on November 1, 2001. The FundX Aggressive ETF, FundX Conservative ETF and FundX Flexible ETF commenced operations on July 1, 2002. The FundX Future Fund Opportunities ETF commenced operations on June 9, 2025. As part of the FundX Future Fund Opportunities ETF’s commencement of operations, the Fund received an in-kind contribution from accounts managed by the Sub-Advisor, which consisted of $56,192,594 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of June 9, 2025, was $33,377,746, resulting in net unrealized appreciation on investments of $22,814,848 as of that date. As a result of the in-kind contribution, the Fund issued 2,235,000 shares at a $25.14 per share net asset value.
The investment objective of the FundX Aggressive ETF and the FundX ETF is to maximize capital appreciation over the long term without regard to income. The investment objective of the FundX Conservative ETF is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the FundX Flexible ETF is to generate total return, which is capital appreciation plus current income. The investment objective of the FundX Future Fund Opportunities ETF is to provide capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Investments in open-end mutual funds are valued at their respective NAVs on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ Board of Trustees (the “Board”). All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

18

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of September 30, 2025, the Funds did not hold fair valued securities.
The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2025:
FundX Aggressive ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$28,562,451	$—	$—	$28,562,451
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,950,994
Money Market Funds	346,289	—	—	346,289
Total Investments	$28,908,740	$—	$—	$33,859,734

FundX Conservative ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$51,483,348	$—	$—	$51,483,348
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	6,968,840
Money Market Funds	564,279	—	—	564,279
Total Investments	$52,047,627	$—	$—	$59,016,467

19

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
FundX ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$166,884,103	$—	$—	$166,884,103
Money Market Funds	1,763,759	—	—	1,763,759
Total Investments	$168,647,862	$—	$—	$168,647,862

FundX Flexible ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$51,526,372	$—	$—	$51,526,372
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,494,060
Money Market Funds	635,547	—	—	635,547
Total Investments	$52,161,919	$—	$—	$57,655,979

FundX Future Fund Opportunities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$106,035,673	$—	$—	$106,035,673
Investment Companies	60,611,934	—	—	60,611,934
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	23,840,879
Money Market Funds	8,932,469	—	—	8,932,469
Total Investments	$175,580,076	$—	$—	$199,420,955

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedules of Investments for further disaggregate of investment categories.
B.
Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the fiscal year ended September 30, 2025, no fund had any post October losses and any late year losses.

20

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
At September 30, 2025, the Funds’ most recent fiscal year end, the following Capital Loss Carryover were available and Capital Loss Carryover Utilized:

	Infinite Short-Term	Infinite Long-Term	Capital Loss Carryover Utilized
FundX Aggressive ETF	$(2,369,123)	$—	$1,200,847
FundX Conservative ETF	(4,992,811)	—	391,536
FundX ETF	(17,242,363)	—	1,208,811
FundX Flexible ETF	(13,787,139)	(291,025)	—
FundX Future Fund Opportunities ETF	—	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2022-2024, or expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no

21

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
effect on net assets or net asset value per share. For the year ended September 30, 2025, the Funds’ most recent fiscal year end, permanent differences, in book and tax accounting have been reclassified to paid-in capital and distributable earnings for the Funds as follows:

	FundX Aggressive ETF	FundX Conservative ETF	FundX ETF	FundX Flexible ETF	FundX Future Fund Opportunities ETF Fund
Paid-in Capital	$2,877,002	$4,601,527	$22,283,246	$191,058	$ —
Distributable Earnings	(2,877,002)	(4,601,527)	(22,283,246)	(191,058)	—

Reclassifications are primary due to the tax treatment of net operating losses and redemptions in-kind.
I.
Fund of Funds. Each Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits each Fund to invest in unaffiliated funds subject to certain guidelines including that each Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds. The acquisition of shares of the Underlying Funds by each Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying Funds that permits registered investment companies such as each Fund to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

J.
Share Transactions. Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAVs. The Funds issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, retail investors are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions, substitutes, non-standard orders, or partial cash purchases for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the transactions. Variable fees received by the Funds, if any, are displayed in the capital share transactions sections of the Statements of Change in Net Assets.
K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the dates these financial statements were issued. The Funds have determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

22

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Advisor to furnish all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million and 0.80% on net assets of $750 million to $1 billion and 0.70% for assets over $1 billion for the FundX ETF, the FundX Aggressive ETF and the FundX Conservative ETF. For the FundX Flexible ETF, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund. For the FundX Future Fund Opportunities ETF, the Advisor receives a monthly fee at an annual rate of 0.80% based upon the average daily net assets of the Fund.
The Funds pay the Advisor a unitary management fee, except the FundX Future Fund Opportunities ETF, whereby the Advisor has agreed to pay all expenses of the Funds, except for (i) brokerage expenses and other fees incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, (iii) extraordinary expenses, (iv) interest and taxes of any kind or nature, and (v) any fees and expense related to the provision of securities lending services.
For the year ended September 30, 2025, the FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF and FundX Future Fund Opportunities ETF incurred $283,461, $543,017, $1,657,736, $399,585 and $356,193 in investment advisory fees, respectively.
For the FundX Future Fund Opportunities ETF, The Advisor has contractually agreed to waive fees and/or reimburse operating expenses (other than taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, or intermediary servicing fees) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 1.00% of average daily net assets for the Fund. This contractual limit may be referred to as the “Expense Cap.” The Advisor may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least December 31, 2026 and may not be terminated prior to this date except with the approval of the Fund’s Board of Trustees. As of the fiscal period ended September 30, 2025, the Future Fund Opportunities ETF the advisor is eligible to recoup $9,140.
The Advisor has retained The Future Fund LLC to serve as investment sub-advisor to the FundX Future Fund Opportunities ETF. The Sub-Advisor is responsible for monitoring the daily holdings and performance of the portfolio, making changes to the holdings, and rebalancing the holdings as necessary. For its services, the Sub-Advisor is paid a fee by the Advisor.
U.S. Bancorp Fund Services, LLC, dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the year ended September 30, 2025 are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of the Administrator.

23

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
NOTE 4 – SEGMENT REPORTING
In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they operate as a single reportable segment.
The Funds’ investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.
The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.
Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate their reporting requirements in accordance with applicable accounting standards.
NOTE 5 – SECURITIES LENDING
The FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF. Each Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of each Fund. The FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of September 30, 2025, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
FundX Aggressive ETF	$4,864,372	$4,950,994	16.8%
FundX Conservative ETF	6,839,960	6,968,840	13.2%
FundX ETF	—	—	—
FundX Flexible ETF	5,378,710	5,494,060	10.3%
FundX Future Fund Opportunities ETF	23,226,330	23,840,879	13.2%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.
During the year ended September 30, 2025, the FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF each loaned securities that were collateralized by

24

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding in-kind purchases and sales and short-term investments, for the year ended September 30, 2025, were as follows:

	Purchases	Sales
FundX Aggressive ETF	$37,581,032	$37,686,586
FundX Conservative ETF	45,353,496	45,401,620
FundX ETF	108,927,473	109,594,267
FundX Flexible ETF	75,308,467	75,521,620
FundX Future Fund Opportunities ETF	3,586,440	11,182,477

For the year ended September 30, 2025, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

	Purchases	Sales
FundX Aggressive ETF	$6,122,635	$10,287,453
FundX Conservative ETF	10,757,737	19,007,346
FundX ETF	47,525,060	69,079,462
FundX Flexible ETF	4,590,999	13,310,922
FundX Future Fund Opportunities ETF	104,177,047	—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended September 30, 2025 and the year ended September 30, 2024 were as follows:

	Year Ended September 30,
	2025		2024
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
FundX Aggressive ETF	$25,541	$—	$283,737	$—
FundX Conservative ETF	928,977	—	921,701	—
FundX ETF	—	—	1,344,839	—
FundX Flexible ETF	2,686,733	—	2,315,738	—
FundX Future Fund Opportunities ETF	—	—	N/A	N/A

*
Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2025.

25

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2025(Continued)
As of September 30, 2025, the Funds’ most recent fiscal year end, components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

	FundX Aggressive ETF	FundX Conservative ETF	FundX ETF
Investments, at cost	$27,724,454	$50,884,636	$126,956,242
Gross tax unrealized appreciation	6,140,158	8,199,856	41,789,008
Gross tax unrealized depreciation	(4,878)	(60,025)	(97,388)
Net tax unrealized appreciation (depreciation)	6,135,280	8,131,831	41,691,620
Undistributed ordinary income	159,265	721,191	740,113
Undistributed long-term capital gain	—	—	—
Total distributable earnings	159,265	721,191	740,113
Other accumulated loss	(2,369,123)	(4,992,811)	(17,242,363)
Total distributable earnings/(accumulated losses)	$3,925,422	$3,860,211	$25,189,370

	FundX Flexible ETF	FundX Future Fund Opportunities ETF
Investments, at cost	$56,148,281	$165,098,097
Gross tax unrealized appreciation	1,586,213	40,282,391
Gross tax unrealized depreciation	(78,515)	(5,959,533)
Net tax unrealized appreciation (depreciation)	1,507,698	34,322,858
Undistributed ordinary income	2,014,204	2,395,256
Undistributed long-term capital gain	—	—
Total distributable earnings	2,014,204	2,395,256
Other accumulated loss	(14,078,164)	—
Total distributable earnings/(accumulated losses)	$(10,556,262)	$36,718,114

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.

26

FUNDX INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees
of FundX Investment Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF, and FundX Future Fund Opportunities ETF (the “Funds”), each a series of FundX Investment Trust (the “Trust”), including the schedules of investments, as of September 30, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting FundX Investment Trust	Statement of operations	Statements of changes in net assets	Financial highlights
FundX Aggressive ETF, FundX Conservative ETF, FundX ETF, FundX Flexible ETF	For the year ended September 30, 2025.	For each of the two years in the period ended September 30, 2025.	For each of the five years in the period ended September 30, 2025.
FundX Future Fund Opportunities ETF	For the period June 9, 2025 (commencement of operations) through September 30, 2025.	For the period June 9, 2025 (commencement of operations) through September 30, 2025.	For the period June 9, 2025 (commencement of operations) through September 30, 2025.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2002.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 24, 2025

27

FUNDX INVESTMENT TRUST
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds’ Semiannual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.
The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for periods prior to March 31, 2020, on Form N-Q. The Funds’ Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and maybe reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
FEDERAL TAX INFORMATION
For the fiscal year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

FundX Aggressive ETF	100.00%
FundX Conservative ETF	29.53%
FundX ETF	0.00%
FundX Flexible ETF	1.82%
FundX Future Fund Opportunities ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2025 was as follows:

FundX Aggressive ETF	100.00%
FundX Conservative ETF	14.59%
FundX ETF	0.00%
FundX Flexible ETF	2.21%
FundX Future Fund Opportunities ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for each Fund was as follows:

FundX Aggressive ETF	0.00%
FundX Conservative ETF	0.00%
FundX ETF	0.00%
FundX Flexible ETF	0.00%
FundX Future Fund Opportunities ETF	0.00%

INFORMATION ABOUT THE FUNDS’ TRUSTEES
The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863]. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.fundxfunds.com.
PRIVACY NOTICE
The Funds collect non-public information about you from the following sources:
•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We

28

FUNDX INVESTMENT TRUST
ADDITIONAL INFORMATION (Unaudited)(Continued)
may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.
In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

29

	Symbol	CUSIP
FundX Aggressive ETF	XNAV	360876882
FundX Conservative ETF	XRLX	360876874
FundX ETF	XCOR	360876809
FundX Flexible ETF	XFLX	360876866
FundX Future Fund Opportunities ETF	FFOX	360876841

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:
For more about our funds and strategies: 800-763-8639
www.FundXETFs.com
Advisor
One Capital Management, LLC
13075 Townsgate Road, Suite 350
Westlake Village, California 91361
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100,
Portland, ME 04101
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A. Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Legal Counsel
Cravath & Associates, LLC
19809 Shady Brook Way
Gaithersburg, MD 20879

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

During the period covered by this report, the Funds held special meetings of shareholders on December 23, 2024, and February 11, 2025. The following matters were submitted to a vote:

1.	To approve an investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of the Funds, and One Capital Management, LLC (the “Advisor”).
	Meeting Date:	For:	Against:	Abstain:	Broker Non-Vote:
FundX Aggressive ETF	2/11/2025	189,602	566	20,369	—
FundX Conservative ETF	2/11/2025	648,172	19,929	16,114	—
FundX ETF	2/11/2025	1,236,459	18,079	42,239	—
FundX Flexible ETF	12/23/2024	1,980,934	—	—	—

2.	To approve a “manager of managers” arrangement that would grant the Trust and the Advisor greater flexibility to change sub-advisory arrangements without shareholder approval, subject to prior approval by the Trust’s Board of Trustees.
	Meeting Date:	For:	Against:	Abstain:	Broker Non-Vote:
FundX Aggressive ETF	2/11/2025	187,238	2,930	20,369	—
FundX Conservative ETF	2/11/2025	1,215,172	39,365	42,239	—
FundX ETF	2/11/2025	1,215,172	39,365	42,239	—
FundX Flexible ETF	12/23/2024	1,980,931	3	—	—

3.	To approve a change in the fundamental investment restriction regarding lending.
	Meeting Date:	For:	Against:	Abstain:	Broker Non-Vote:
FundX Aggressive ETF	2/11/2025	187,238	2,930	20,369	—
FundX Conservative ETF	2/11/2025	1,220,849	30,521	45,407	—
FundX ETF	2/11/2025	1,220,849	30,521	45,407	—
FundX Flexible ETF	12/23/2024	1,979,182	644	1,108	—

There were no other matters submitted to a vote of shareholders during the period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory and Sub-Advisory Agreements / 15(c)

Board Meeting – August 20, 2025

At a Board Meeting held on August 20, 2025 (the “Regular Meeting”), for the purpose of reapproving the advisory agreement with respect to the FundX ETF, FundX Aggressive ETF, FundX Conservative ETF and FundX Flexible ETF (each a “Fund” and together the “Funds” the Board of Trustees (the “Board”) of FundX Investment Trust (the “Trust”), by unanimous vote, including separate votes of those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (“Independent Trustees”), considered and reapproved the current investment advisory agreement (“Current Advisory Agreement”) between One Capital Management, LLC (“OCM”) and the Trust on behalf of the Funds for an additional one-year period ending August 29, 2026.

In connection with their deliberations related to the Advisory Agreement, the Board (with the advice from independent legal counsel) requested, and OCM provided, all relevant information deemed to be reasonably necessary to ensure that the Board and the Independent Trustees could gain a sufficiently detailed understanding of the services currently provided by OCM.

The Board considered a variety of factors in connection with its review of the Advisory Agreement, also taking into account information provided by OCM during the course of the year and as part of the investment advisory agreement consideration and review process. The following summarizes key factors considered:

The Board received and reviewed extensive information and documentation from OCM relating to the Funds, including information regarding investment personnel of OCM, historical performance and the resources of OCM. The Board reviewed and considered detailed information about the structure, operations, organization, personnel, and financial capabilities of OCM. Additionally, information and analysis previously provided by OCM over the course of their service to the Funds was considered in evaluating the reapproval of the Advisory Agreement. In preparation for the Meeting, the Board was provided with, and the Board reviewed and considered extensive information regarding the Funds, detailing the services provided by OCM to each of the Funds under the Advisory Agreement.

In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision to reapprove the Advisory Agreement, rather the Board based its determination on the aggregated information available to it, and each Trustee may have attributed different weights to the various factors and information.

•	In considering the nature, extent, and quality of the services to be provided by OCM, the Board considered the information it believed necessary to assess the stability and viability of OCM and to assess the ongoing nature and quality of services to be provided to the Funds. The Trustees considered the experience and capabilities of OCM’s personnel providing services to the Funds. The Board reviewed details of the organizational structure of OCM, as well as the financial resources of OCM and their ability to service the Funds. The Board considered the enhancements and continued commitment to investing in the growth and stability of the Funds.

In addition, the Board took note of its comprehensive review of OCM, both at earlier meetings and the Regular Meeting, in connection with the annual approval of the Advisory Agreement. The Board considered OCM’s specific responsibilities in all aspects of the day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Funds. The Board reviewed the services that OCM is obligated to provide to the Funds, noting to what degree those services extend beyond portfolio management. The Trustees also considered the compliance policies and procedures of OCM, including information regarding the structure and implementation of compliance programs, the responsibilities of chief compliance officers, and the maintenance of compliance records and disaster recovery/business continuity plans. The Board concluded that OCM may be reasonably expected to have sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform their duties under the Advisory Agreement, and that the nature, overall quality, and extent of the management services to be provided to the Funds may reasonably be expected to continue to be satisfactory.

Based on its review, within the context of its full deliberations, the Board concluded that OCM may be reasonably expected to continue to provide the same type and quality of services to the Funds, in particular noting the following:

•	In assessing the quality of the portfolio management and other services provided by OCM, the Board reviewed the performance of the Funds on both an absolute basis and in comparison, to their peer groups and relevant benchmark indices. The Board considered that the Funds had performed in-line relative to their peer groups medians/averages for the one-year and three-year periods as of June 30, 2025.

•	As part of its comprehensive review of the cost of OCM’s services, the Board duly considered the structure and level of advisory fees payable by the Funds, including a comparison of those fees to fees charged by a peer group of funds prepared by Broadridge. The Board noted that the Advisory Agreement with respect to the Funds provides for a unitary fee schedule whereby OCM would absorb certain other expenses of the Funds. The Board considered that though the management fees charged by each Fund were above their respective peer group medians/averages, they were still reasonable. The Independent Trustees also considered the fees charged to the Funds in relation to the fees charged to OCM’s private accounts. They noted that the fees charged to the Funds would not be in in excess of fees charged to OCM’s private account clients. The management fees for the Funds were deemed to be reasonable when considered in relation to the additional work the investment advisor is required to perform for Funds’ shareholder accounts, versus private accounts, in particular with respect to added regulatory compliance burdens, expanded disclosure requirements, record keeping and reporting.

•	In considering economies of scale the Board considered OCM’s assertion that, based on the asset size of the Funds, economies of scale had not yet been achieved. The Board also considered that the Funds, with the exception of the FundX Flexible ETF, have breakpoints. The Board further considered that they would have the opportunity to periodically re-examine whether economies of scale have been achieved.

•	The Board reviewed the profitability of OCM in its capacity managing the Funds. The Board was presented with, and duly considered, representations as to OCM’s financial condition, profitability and operations. In assessing OCM’s profitability, the Trustees reviewed financial information that was provided and considered both the direct and indirect benefits that may be expected to accrue from managing the Funds. The Board concluded that OCM’s profits from managing the Funds would not be excessive and after a review of the relevant financial information provided, concluded that OCM appeared to have adequate capitalization and may reasonably be expected to maintain adequate profit levels to support the Funds.

The Board concluded that the investment advisory fees charged by OCM are reasonable and acceptable, based on their consideration and review of the services to be performed and the fees for investment advisory services, in light of overall expense ratios and investment performance of comparable peer group funds, as discussed above.

The Board considered the Funds’ portfolio turnover and brokerage commissions, in particular noting that no “soft dollar” arrangements are currently operative or contemplated and concluded that OCM would not be expected to unduly benefit from such arrangements or receive other “fall out” benefits related to Fund portfolio trading.

In making their decisions, the Board did not identify any one single factor as being controlling; rather the Board examined, weighted and balanced a combination of factors deemed relevant by the Board.

Based on their evaluation of all the material factors summarized above and assisted by the advice of independent legal counsel to the Independent Trustees, the Board, including all the Independent Trustees, concluded that the reapproval of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Special Board Meeting – October 25, 2024

At a Special Board Meetings held on October 25, 2024 (the “Special Meeting”), for the purpose of approving a change in control of One Capital Management, LLC (“OCM”). The Board of Trustees (the “Board”) of FundX Investment Trust (the “Trust”), by unanimous vote, including separate votes of those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (“Independent Trustees”), considered and approved a new advisory agreement (“New Advisory Agreement”) between OCM and the Trust and a new sub-advisory agreement between OCM and The Future Funds (“Future Funds”), (“Sub-Advisory Agreement”) on behalf of FundX Future Funds Opportunities ETF (“Opportunities ETF” or the “Fund”), for a two-year initial term starting on the commencement of operations. The Board noted that the Fund was still in registration with the Securities Exchange Commission (the “SEC”) and had not yet commenced operations.

In connection with the Board’s deliberations related to the New Advisory Agreement and the Sub-Advisory Agreement, the Board (with the advice from independent legal counsel) requested, and OCM and Future Funds provided, all relevant information deemed to be reasonably necessary to ensure that the Board and the Independent Trustees could gain a sufficiently detailed understanding of the services currently provided by OCM and those services contemplated to be provided by Future Funds. The New Advisory Agreement, together with the Sub-Advisory Agreement (the “Advisory Agreements”).

The Board considered a variety of factors in connection with its review of the Advisory Agreements, also taking into account information provided by OCM during the course of the year and as part of the annual investment advisory agreement consideration and review process. The Board also considered the information provided by the Future Funds in response to an information request letter prepared by independent counsel on behalf of the Independent Trustees.. The following summarizes key factors considered:

The Board received and reviewed extensive information and documentation from OCM and Future Funds relating to the Funds, including information regarding investment personnel of both OCM and Future Funds, historical performance and the resources of OCM. The Board reviewed and considered detailed information about the structure, operations, organization, personnel, and financial capabilities of both OCM and Future Funds. Additionally, information and analysis previously provided by OCM over the course of their service to the Trusts other Funds was considered in evaluating the approval of the Advisory Agreements. In preparation for the Meeting, the Board was provided with, and the Board reviewed and considered extensive information regarding the Fund, detailing the services to be provided by OCM to the Fund under the Advisory Agreement and the services contemplated by Future Funds under the Sub-Advisory Agreement to the Fund.

In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision to approve the Advisory Agreements, rather the Board based its determination on the aggregated information available to it, and each Trustee may have attributed different weights to the various factors and information.

•	In considering the nature, extent, and quality of the services to be provided by OCM and Future Funds, the Board considered the information it believed necessary to assess the stability and viability of both OCM and Future Funds. The Trustees considered the experience and capabilities of OCM’s personnel providing services to the Funds as well as those services expected to be provided to the Fund. The Board reviewed details of the organizational structure of OCM, as well as the financial resources of OCM and their ability to service the Fund and to provide oversight of Future Funds as the Sub-Adviser to the Fund. The Board considered the enhancements and continued commitment to investing in the growth and stability of the Funds, generally, as well as the commitment to grow the Trust with the addition of the Fund.

In addition, the Board took note of its comprehensive review of OCM, both at earlier meetings and the Special Meeting, in connection with the approval of the Advisory Agreement with respect to the current operational Funds. The Board considered OCM’s specific responsibilities in all aspects of the day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Funds. The Board reviewed the services that OCM is obligated to provide to the Fund, including supervision and oversight of Future Funds, noting to what degree those services extend beyond portfolio management. The Trustees also considered the compliance policies and procedures of both OCM and Future Funds, including information regarding the structure and implementation of compliance programs, the responsibilities of each chief compliance officer, and the maintenance of compliance records and disaster recovery/business continuity plans. The Board concluded that OCM and Future Funds may be reasonably expected to have sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform their duties under the Advisory Agreements.

Based on its review, within the context of its full deliberations, the Board concluded that OCM and Future Funds may be reasonably expected to provide the same type and quality of services to the Fund that OCM currently provides to the Funds, in particular noting the following:

•	In assessing the quality of the portfolio management and other services provided by OCM, the Board reviewed the performance of the Funds on both an absolute basis and in comparison, to their peer groups and relevant benchmark indices.

•	As part of its comprehensive review of the cost of OCM’s and Future Funds’ services, the Board duly considered the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds prepared by Broadridge. The Board considered that though the management fees charged by the Fund were above its respective peer group medians/averages, they were still reasonable. The Independent Trustees also considered the fees charged to the Fund in relation to the fees charged to OCM’s private accounts. They noted that the fees charged to the Fund would not be in in excess of fees charged to OCM’s private account clients. The management fees for the Fund were deemed to be reasonable when considered in relation to the additional work the investment advisor is required to perform for Fund’s shareholder accounts, versus private accounts, in particular with respect to added regulatory compliance burdens, expanded disclosure requirements, record keeping and reporting.

•	In considering economies of scale the Board considered that the Fund has breakpoints. The Board further considered that they would have the opportunity to periodically re-examine whether economies of scale have been achieved.

•	The Board reviewed the profitability of OCM, as well as Future Funds, in their capacity managing the Fund. The Board was presented with, and duly considered, representations as to OCM’s and Future Funds’ financial condition, profitability and operations. In assessing OCM’s and Future Funds’ profitability, the Trustees reviewed financial information that was provided and considered both the direct and indirect benefits that may be expected to accrue from managing the Fund. The Board concluded that OCM’s and Future Funds profits from managing the Fund would not be excessive and after a review of the relevant financial information provided, concluded that both OCM and Future Funds appeared to have adequate capitalization and may reasonably be expected to maintain adequate profit levels to support the Fund.

The Board concluded that the investment advisory fees charged by OCM are reasonable and acceptable, based on their consideration and review of the services to be performed and the fees for investment advisory services, in light of overall expense ratios and investment performance of comparable peer group funds, as discussed above.

The Board considered the Fund’s anticipated portfolio turnover and brokerage commissions, in particular noting that no “soft dollar” arrangements are currently operative or contemplated and concluded that OCM would not be expected to unduly benefit from such arrangements or receive other “fall out” benefits related to Fund portfolio trading.

In making their decisions, the Board did not identify any one single factor as being controlling; rather the Board examined, weighted and balanced a combination of factors deemed relevant by the Board.

Based on their evaluation of all the material factors summarized above and assisted by the advice of independent legal counsel to the Independent Trustees, the Board, including all the Independent Trustees, concluded that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s form N-CSR filed May 31, 2022.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundX Investment Trust

By (Signature and Title)	/s/ Jeff Smith
Jeff Smith, Principal Executive Officer

Date	12/3/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeff Smith
Jeff Smith, Principal Executive Officer

Date	12/3/25

By (Signature and Title)	/s/ Sean McKeon
Sean McKeon, Principal Financial Officer

Date	12/3/25

* Print the name and title of each signing officer under his or her signature.